Annual Total Returns[BarChart] - Long-Term US Government Bond Portfolio - Long-Term US Government Bond Portfolio	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	28.92%	3.75%	(13.27%)	23.73%	(1.47%)	1.09%	8.28%	(2.04%)	13.17%	17.37%